UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 9/30/14

ITEM 1.  REPORTS TO SHAREHOLDERS.

ANNUAL REPORT

SignalPoint Global Alpha Fund

September 30, 2014

SignalPoint Capital Management, LLC.

400 South Avenue

Suite 300

Springfield, MO 65806

September 30, 2014

Dear Fellow Shareholders,

We are pleased to report that the SignalPoint Global Alpha Fund (“Fund”) has performed to our expectations for the fiscal year ended September 30, 2014. While maintaining a high percentage of cash reserve throughout the year the Fund’s performance correlated well with the MSCI World Index. Additionally, the cash reserve level closely matched SignalPoint’s Market Risk Indicator (MRI) thereby maintaining a modestly defensive posture appropriate for perceived market risk.

Investment Strategy

The Fund’s investment strategy is designed to provide broad exposure to global markets through owning regional and sector based exchange-traded funds (ETFs). The equity exposure is counterbalanced with a reserve of cash for each region and sector ETF, with each ETF position functioning as its own profit center. As any sector/regional ETF position rises in price, SignalPoint will typically sell off a small percentage of that ETF position and reserve the cash proceeds for repurchasing shares at a later point in time when shares are trading at a discount. Cash levels rise to a calculated maximum that roughly equates to our opinion of the level of market risk.

Market Risk Indicator (MRI)

SignalPoint’s proprietary Market Risk Indicator (MRI) is used as a barometer for gaining realistic insight into the stock market’s level of risk. The MRI evaluates market valuations, speculative activity and investor sentiment and correlative activity. We also broadly review the expansion/contraction of the number of available issues from which investors can choose. The MRI is a summary of these measures that is scaled to produce our target maximum cash reserve for the Fund based upon our view of market risk.

Fiscal Year 2014 Performance

As fiscal year 2014 began exposure to the various U.S. and international equity sector ETF positions had shifted slightly favoring the U.S. holdings as these ETFs outperformed the international ETFs. The trend continued as the last twelve months progressed. As of September 30, 2014 the international ETFs now represents about 35% of total equity exposure or approximately 24% of the Fund. The U.S. ETFs have risen to 65% of the overall equity exposure and 43% of the Fund. The remaining Fund holding is the cash reserves which has risen to approximately 33% of Fund assets. The cash allocation has risen approximately 7% over the 12 month period, primarily from trimming selected U.S. ETF holdings that had appreciated in price/share during the year.

The ETF holdings reduced during the last twelve months included U.S. based Basic Materials, Utilities, Industrials, Financials, Energy, Information Technology, Healthcare, Consumer Staples and Consumer Discretionary. International ETF reductions occurred in the Asia (ex-Japan) and the Euro Economic Zone. By contrast, the only purchase or increase in an ETF holding occurred in the Latin America ETF.

Appreciation in the Fund’s ETF positions also closely tracked the global equity market’s growth throughout the period. As the Fund’s equity values rose the cash reserves were kept relatively constant

4411-NLD-10/22/2014

1

as a percentage of NAV through the 12 month period. This helped keep the Equity/Cash ratio of the Fund on target with our MRI suggested cash allocation. The cash allocation is consistent with the Fund’s investment strategy of shifting the Equity/Cash ratio in response to market appreciation, the expansion of the price/earnings ratios and most important our perception of market risk.

Performance* (as of 09/30/14)	YTD	1 Yr.	Since Inception

SignalPoint™ Global Alpha Fund Class A (NAV)	1.35%	5.92%	9.67%

SignalPoint™ Global Alpha Fund Class A (LOAD)	(4.47%)	(0.17%)	6.41%

SignalPoint™ Global Alpha Fund Class C	.77%	5.08%	8.83%

SignalPoint™ Global Alpha Fund Class I	1.52%	6.08%	9.91%

Reference Benchmark[1]	2.97%	9.11%	11.67%

*	The Fund’s maximum sales charge for Class “A” shares is 5.75%. The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The current performance may be lower or higher than the performance data quoted. To obtain the most recent month end performance information or the Fund’s prospectus please call the Fund, toll free 877-769-9980.

Source: Fund Fact Sheet 3Q 2014

Top Ten Holdings as of 9.30.2014

Securities	Percent**
Cash and Equivalents	34.31%
First Trust ETF AlphaDEX Healthcare (FXH)	5.74%
First Trust ETF AlphaDEX Japan (FJP)	5.44%
First Trust ETF AlphaDEX Cons. Staples (FXG)	5.32%
First Trust ETF AlphaDEX Europe (FEP)	5.04%
First Trust ETF AlphaDEX Technology (FXL)	5.02%
First Trust ETF AlphaDEX Industrials (FXR)	4.96%
First Trust ETF AlphaDEX Asia ex-Japan (FPA)	4.70%
First Trust ETF AlphaDEX Energy (FXN)	4.63%
First Trust ETF AlphaDEX Financial (FXO)	4.59%

**	Percentages in the above table are based on market value of the Fund’s portfolio as of September 30, 2014 and are subject to change.

While the ETF components appreciated throughout the period, the weights of the various ETF components generally maintained in the range of 4% to 7% of total Fund (with the exception of the Cash holding). As of September 30, 2014 the Fund’s invested equity ETF exposure is approximately 65% US business sectors and 35% international markets/regions.

[1]	The Reference Benchmark is 75% MSCI World Index (net) and 25% Citigroup 3 Month US Treasury Bill Index. The MSCI World Index is a total return index, reported in US Dollars, which captures large and mid cap representation across 24 developed markets, covers 1600 hundred companies and approximately 84% of the free float adjusted market capitalization in each country. The Citigroup 3 Month US Treasury Bill Index is an unmanaged index representing monthly return equivalents of the yield averages of the last 3 month US Treasury Bill issues.

4411-NLD-10/22/2014

2

The rise in Fund share price corresponded with an increase in the cash reserve position from 27% to nearly 33%. Correspondingly, the market risk as determined by the SignalPoint MRI was 30% in October of 2013 and closed September 30th, 2014 unchanged at its current level of 30%. The MRI remained in a tight range throughout the year and is considered “neutral”, with upside potential for market appreciation balanced with its downside risk. Consistent with our management process, we believe the cash reserve position is adequate for both buffering the Fund’s downside risk while providing the necessary liquidity for opportunistic portfolio purchasing should markets decline as we move forward.

Sincerely

Thomas M. Veale

Chief Investment Officer

4411-NLD-10/22/2014

3

SIGNALPOINT GLOBAL ALPHA FUND

PORTFOLIO REVIEW (UNAUDITED)

September 30, 2014

The Fund’s performance figures* for the periods ended September 30, 2014, compared to its benchmarks:

	One Year	Since Inception(a)
Class A	5.92%	9.67%
Class A with 5.75% load	(0.17)%	6.41%
Class C	5.08%	8.83%
Class I	6.08%	9.91%
MSCI World Index (Net)(b)	12.20%	15.69%
SignalPoint Global Alpha Fund Blended Index (c)	9.11%	11.67%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding any front end or contingent deferred loads, Rule 12b-1 fees, brokerage commissions, leverage interest, dividends on securities sold short, taxes, costs of investing in underlying funds; expenses incurred with a merger or reorganization, and extraordinary expenses such as litigation) at 1.24% of the Fund’s average daily net assets through January 31, 2015. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees. Without these waivers, the Fund’s total annual operating expenses, including cost of investing in acquired Funds, would have been 4.94%, 5.69%, and 4.69%, per the most recent prospectus, for the SignalPoint Global Alpha Fund’s Class A, Class C, and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-877-769-9980.

(a)	SignalPoint Global Alpha Fund commenced operations on October 16, 2012.

(b)	The MSCI World Index (Net) tracks the performance of large and mid-cap stocks across 24 countries.

(c)	The SignalPoint Global Alpha Fund Blended Index reflects an unmanaged portfolio of 75% of the MSCI World Index and 25% of the Citi 3 Month Treasury Bill Index.

Comparison of the Change in Value of a $10,000 Investment

Top Holdings by Major Index Classification	% of Net Assets
Exchange-Traded Funds	66.8%
Other / Cash & Cash Equivalents	33.2%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s Holdings.

4

SignalPoint Global Alpha Fund

SCHEDULE OF INVESTMENTS

September 30, 2014

Shares		Value

	EXCHANGE-TRADED FUNDS - 66.8%
	EQUITY FUNDS - 66.8%
20,603	First Trust Asia Pacific ex-Japan AlphaDEX Fund	$623,447
18,657	First Trust Consumer Discretionary AlphaDEX Fund	604,673
18,078	First Trust Consumer Staples AlphaDEX Fund	706,307
23,774	First Trust Emerging Markets AlphaDEX Fund	564,870
23,749	First Trust Energy AlphaDEX Fund	614,149
21,745	First Trust Europe AlphaDEX Fund	668,876
27,891	First Trust Financial AlphaDEX Fund	609,419
13,010	First Trust Health Care AlphaDEX Fund *	725,828
22,411	First Trust Industrials/Producer Durables AlphaDEX Fund	658,211
15,458	First Trust Japan AlphaDEX Fund	721,456
24,498	First Trust Latin America AlphaDEX Fund	543,611
17,721	First Trust Materials AlphaDEX Fund	568,490
20,582	First Trust Technology AlphaDEX Fund	666,857
25,986	First Trust Utilities AlphaDEX Fund	588,063
		8,864,257

	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,599,615)	8,864,257

	SHORT-TERM INVESTMENT - 34.3%
4,554,096	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.08%** (Cost $4,554,096)	4,554,096

	TOTAL INVESTMENTS - 101.1% (Cost $13,153,711) (a)	$13,418,353
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%	(145,099)
	TOTAL NET ASSETS - 100.0%	$13,273,254

*	Non-Income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $13,154,810 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$356,299
Unrealized depreciation:	(92,756)
Net unrealized appreciation:	$263,543

See accompanying notes to financial statements.

5

SignalPoint Global Alpha Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2014

ASSETS
Investment securities:
At cost	$13,153,711
At value	$13,418,353
Receivable for Fund shares sold	128,000
Dividends and interest receivable	306
Prepaid expenses and other assets	28,370
TOTAL ASSETS	13,575,029

LIABILITIES
Payable for investments purchased	269,405
Distribution (12b-1) fees payable	14,677
Investment advisory fees payable	2,433
Fees payable to other affiliates	843
Accrued expenses and other liabilities	14,417
TOTAL LIABILITIES	301,775
NET ASSETS	$13,273,254

Composition of Net Assets:
Paid in capital	$12,712,006
Accumulated net realized gain from investments	296,606
Net unrealized appreciation on investments	264,642
NET ASSETS	$13,273,254

Net Asset Value Per Share:
Class A Shares:
Net Assets	$11,520,560
Shares of beneficial interest outstanding (a)	961,456
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (b)	$11.98
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$12.71

Class C Shares:
Net Assets	$1,535,158
Shares of beneficial interest outstanding (a)	130,071
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (c)	$11.80

Class I Shares:
Net Assets	$217,536
Shares of beneficial interest outstanding (a)	18,076
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.03

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

See accompanying notes to financial statements.

6

SignalPoint Global Alpha Fund

STATEMENT OF OPERATIONS

For the Year Ended September 30, 2014

INVESTMENT INCOME
Dividends	$100,997
Interest	2,148
TOTAL INVESTMENT INCOME	103,145

EXPENSES
Investment management fees	102,605
Distribution (12b-1) fees:
Class A	23,970
Class C	4,156
Registration fees	25,550
Administration fees	20,777
Professional fees	16,487
MFund service fees	15,257
Compliance officer fees	12,292
Non 12b-1 shareholder servicing fees	7,973
Printing and postage expenses	7,004
Trustees fees and expenses	3,163
Custodian fees	3,611
Insurance expense	365
Other expenses	2,714
TOTAL EXPENSES	245,924
Less: Fees waived by the Manager	(89,743)
NET EXPENSES	156,181

NET INVESTMENT LOSS	(53,036)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from:
Investments	355,117
Net change in unrealized appreciation on:
Investments	80,448

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	435,565

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$382,529

See accompanying notes to financial statements.

7

SignalPoint Global Alpha Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the
	Ended	Period Ended
	September 30, 2014	September 30, 2013(a)

FROM OPERATIONS
Net investment loss	$(53,036)	$(6,348)
Net realized gain from investments	355,117	816
Net change in unrealized appreciation on investments	80,448	184,194
Net increase in net assets resulting from operations	382,529	178,662

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10,671,505	5,273,357
Class C	1,400,615	186,900
Class I	—	220,890
Payments for shares redeemed:
Class A	(4,641,518)	(293,585)
Class C	(59,074)	—
Class I	(47,012)	(15)
Net increase in net assets from shares of beneficial interest	7,324,516	5,387,547

TOTAL INCREASE IN NET ASSETS	7,707,045	5,566,209

NET ASSETS
Beginning of Period	5,566,209	—
End of Period *	$13,273,254	$5,566,209
* Includes accumulated net investment loss of:	$—	$(5,528)

(a)	The SignalPoint Global Alpha Fund commenced operations on October 16, 2012.

See accompanying notes to financial statements.

8

SignalPoint Global Alpha Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year	For the
	Ended	Period Ended
	September 30, 2014	September 30, 2013(a)
SHARE ACTIVITY
Class A:
Shares Sold	898,261	479,113
Shares Redeemed	(389,616)	(26,302)
Net increase in shares of beneficial interest outstanding	508,645	452,811

Class C:
Shares Sold	117,630	17,410
Shares Redeemed	(4,969)	—
Net increase in shares of beneficial interest outstanding	112,661	17,410

Class I:
Shares Sold	—	21,862
Shares Redeemed	(3,785)	(1)
Net increase (decrease) in shares of beneficial interest outstanding	(3,785)	21,861

(a)	The SignalPoint Global Alpha Fund commenced operations on October 16, 2012.

See accompanying notes to financial statements.

9

SignalPoint Global Alpha Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class A			Class C			Class I

	Year	Period		Year	Period		Year	Period
	Ended	Ended		Ended	Ended		Ended	Ended
	September 30, 2014	September 30, 2013 (1)		September 30, 2014	September 30, 2013 (1)		September 30, 2014	September 30, 2013 (1)
Net asset value, beginning of period	$11.31	$10.00		$11.23	$10.00		$11.34	$10.00

Activity from investment operations:
Net investment income (loss) (6)	(0.06)	(0.05)		(0.12)	(0.11)		(0.04)	0.01
Net realized and unrealized gain on investments	0.73	1.36		0.69	1.34		0.73	1.33
Total from investment operations	0.67	1.31		0.57	1.23		0.69	1.34

Net asset value, end of period	$11.98	$11.31		$11.80	$11.23		$12.03	$11.34

Total return (2)	5.92%	13.10	% (5)	5.08%	12.30	% (5)	6.08%	13.40	% (5)

Net assets, at end of period (000s)	$11,521	$5,123		$1,535	$195		$218	$248

Ratio of gross expenses to average net assets (3)(7)	2.36%	4.42	% (4)	3.11%	5.17	% (4)	2.11%	4.17	% (4)
Ratio of net expenses to average net assets (7)	1.49%	1.49	% (4)	2.24%	2.24	% (4)	1.24%	1.24	% (4)
Ratio of net investment income (loss) to average net assets (7)(8)	(0.50)%	(0.45	)% (4)	(1.05%)	(1.08	%) (4)	(0.35)%	0.14	% (4)
Portfolio Turnover Rate	56%	26	% (5)	56%	26	% (5)	56%	26	% (5)

(1)	The SignalPoint Global Alpha Fund commenced operations on October 16, 2012.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	Annualized for periods less than one full year.

(5)	Not annualized.

(6)	Per share amounts calculated using the average shares method.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

10

SIGNALPOINT GLOBAL ALPHA FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2014

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (“the Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-five series. These financial statements include the following series: SignalPoint Global Alpha Fund (the “Fund”). The Fund is a separate diversified series of the Trust. SignalPoint Capital Management, LLC (the “Manager” or “SignalPoint”), acts as manager to the Fund. The SignalPoint Global Alpha Fund commenced operations on October 16, 2012. The Fund’s investment objective is to achieve long-term capital appreciation.

The Fund offers three classes of shares: Class A, Class C and Class I shares. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

The following is a summary of significant accounting policies consistently followed by the Fund which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)          Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchanged traded fund purchased by the Fund will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are

11

SignalPoint Global Alpha Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2014

less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2014 for the Fund’s assets measured at fair value:

Assets		Level 2
		(Other Significant
Security	Level 1	Observable
Classifications (a)	(Quoted Prices)	Inputs)	Level 3	Totals
Exchange-Traded Funds	$8,864,257	$—	$—	$8,864,257
Short-Term Investment	4,554,096	—	—	4,554,096
Total	$13,418,353	$—	$—	$13,418,353

(a)	As of and during the year ended September 30, 2014 the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of any level at the end of the reporting period. Refer to the Schedule of Investments for industry classifications.

b)          Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the year ended September 30, 2014 the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of September 30, 2014, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions expected to be taken on Federal income tax returns for all open tax years (years ended September 30, 2013, and September 30, 2014) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, U.S. Federal, Nebraska, and foreign jurisdictions. No examination of the Fund’s tax returns is presently in progress.

c)          Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date and are distributed on an annual basis.

d)          Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

e)          Other - Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on fixed income securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

f)           Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)          Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

12

SignalPoint Global Alpha Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2014

h)          Sales charges (loads) - A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). Prior to November 1, 2013, investments in Class C shares were subject to a CDSC of 1.00% in the event of certain redemptions within 12 months following purchase. The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the year ended September 30, 2014, there were $90 in CDSC fees paid.

(2)	INVESTMENT TRANSACTIONS

For the year ended September 30, 2014 aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 8,272,631	$ 4,318,199

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

SignalPoint acts as investment manager to the Fund pursuant to the terms of the Management Agreement. Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Manager provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the year ended September 30, 2014, management fees of $102,605 were incurred by the Fund, before the waiver and reimbursement described below.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding any front end or contingent deferred loads, Rule 12b-1 fees, brokerage commissions, leverage interest, dividends on securities sold short, taxes, costs of investing in underlying funds; expenses incurred with a merger or reorganization, and extraordinary expenses such as litigation) at 1.24% of the Fund’s average daily net assets through January 31, 2015. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the year ended September 30, 2014, the Manager waived management fees of $89,743. As of September 30, 2014, the Manager may recapture $60,270 of waived management fees and reimbursed expenses no later than September 30, 2016, and $89,743 no later than September 30, 2017.

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides management and supervisory services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the year ended September 30, 2014, the Fund incurred $15,257 for such fees.

A Trustee and Officer of the Trust is also the controlling member of MFund and Catalyst Capital Advisors LLC (an investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

13

SignalPoint Global Alpha Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2014

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from the Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

An Officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

Effective April 1, 2014 Trustees who are not “interested persons” as that term is defined in the 1940 Act of the Portfolio, will be paid a quarterly retainer of $350 and will receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended. Prior to April 1, 2014 Trustees received a quarterly retainer of $250. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares. The “interested persons” of the Trust receive no compensation from the Fund. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1(the “Plan”), under the 1940 Act for Class A shares and Class C shares, that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The Trust has not adopted a plan for Class I shares. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse Northern Lights Distributor, LLC. (the “Distributor”) and the Manager for distribution related expenses.

For the year ended September 30, 2014, the Distributor received $2,653 and $45 in underwriter commissions from the sale of shares of the Fund for Class A and Class C, repectively.

(4)	UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Fund may be directly affected by the performance of the Fidelity Institutional Money Market Treasury Portfolio. The financial statements of the Fidelity Institutional Money Market Treasury Portfolio, including the portfolio of investments, can be found at Fidelity’s website www.fidelity.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2014 the percentage of net assets invested in the Fidelity Institutional Treasury Portfolio was 34.3%.

(5)	TAX COMPONENTS OF CAPITAL

As of September 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$179,772	$117,933	$—	$—	$—	$263,543	$561,248

The difference between book basis and tax basis accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

14

SignalPoint Global Alpha Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2014

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and net operating losses, resulted in reclassification for the year ended September 30, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(57)	$58,564	$(58,507)

(6)	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2014, Charles Schwab & Co. was the record owner of 63.8% of the Fund’s outstanding shares. Charles Schwab & Co. may be the beneficial owner of some or all of the shares, or may hold the shares for the benefit of others. As a result, Charles Schwab & Co. may be deemed to control the Fund.

(7)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Mutual Fund Series Trust

and the Shareholders of SignalPoint Global Alpha Fund

We have audited the accompanying statement of assets and liabilities of SignalPoint Global Alpha Fund, (the “Fund”), a series of shares of beneficial interest in Mutual Fund Series Trust, including the schedule of investments, as of September 30, 2014, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period October 16, 2012 (commencement of operations) through September 30, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2014 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SignalPoint Global Alpha Fund, as of September 30, 2014, and the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period October 16, 2012 through September 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

November 25, 2014

16

SIGNALPOINT GLOBAL ALPHA FUND

Additional Information (Unaudited)

September 30, 2014

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-769-9980; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-769-9980; and on the Commission’s website at http://www.sec.gov.

Consideration and Renewal of Management Agreement with SignalPoint Capital Management, LLC with respect to the SignalPoint Global Alpha Fund

In connection with the regular meeting held on May 15, 2014, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), discussed the renewal of a management agreement between the Trust and SignalPoint Capital Management, LLC (“SignalPoint”), with respect to the SignalPoint Global Alpha Fund (the “Fund”) (the “Management Agreement”).

In connection with their deliberations regarding renewal of the Management Agreement, the Trustees reviewed materials prepared by SignalPoint (“SignalPoint 15c Response”) and noted that SignalPoint is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

As to the nature, extent and quality of the services provided by SignalPoint to the SignalPoint Fund, the Trustees reviewed information provided by SignalPoint, which provided an overview of the services provided by SignalPoint, as well as information on the personnel and compliance program of SignalPoint. They discussed the SEC’s recent administrative action taken against the SignalPoint’s majority owner and certain related individuals, the representations of the SignalPoint’s president and the Board’s discussion with him, and they determined that the consent order and the issues identified therein would not have a material adverse impact on the Fund or SignalPoint’s ability to provide services to the Fund. The Board further noted that, since inception, there have been no material compliance issues related to the Fund or SignalPoint. A Trustee that the president of SignalPoint confirmed that its parent company will continue to financially support the operations of SignalPoint to ensure that high quality services are provided to the Fund. The Trustees concluded that SignalPoint has provided an acceptable level of service.

As to the SignalPoint Fund’s performance on a comparative basis, the Trustees reviewed the Fund’s performance for the one-year and since-inception periods ended March 31, 2014 as compared to the performance of a group of similarly managed funds, and the Morningstar World Stock Category. The Board noted that the Fund had outperformed the peer group for the since inception period but had underperformed the peer group for the one-year period and the Morningstar World Stock Category average for both the one-year and since inception periods. The Board then discussed the Fund’s under performance noting that the Fund’s underperformance is largely attributable to the Fund’s defensive cash position. They considered SignalPoint’s conviction that the Fund’s defensive position is prudent, and will allow SignalPoint to allocate the cash when the market corrects. After further discussion, the Board concluded that the performance of SignalPoint was acceptable.

The Board considered the profits realized by SignalPoint in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Board noted that SignalPoint had reported a net loss related to the Fund for the 12-month period ended March 31,

17

SignalPoint Global Alpha Fund

Additional Information (Unaudited)(Continued)

September 30, 2014

2014. The Trustees noted that SignalPoint receives some side benefits from the Fund in addition to the advisory fees. After discussion the Trustees concluded that SignalPoint had not excessively profited from its relationship with the Fund.

As to comparative fees and expenses, the Trustees considered the management fee paid by the Fund and the net expense ratio of the Fund. The Board noted that the Fund’s management fee of 1.00% was marginally higher than the average fee paid by the funds within its peer group of 0.96%. They further noted that the Fund’s advisory fee is above the Morningstar World Stock category average but within the high/low range of fees paid by the funds within the category. The Board also considered that the total expense ratio of 1.49% was lower than its peer group average of 1.73% but higher than the Morningstar category average of 1.35%. The Trustees then discussed SignalPoint’s small asset size, noting that, as assets grow, the expense ratio should decrease. The Trustees concluded, that in their business judgment, the Fund’s management fees were reasonable in light of the services the Fund receives from SignalPoint.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees agreed that breakpoints may be an appropriate way for SignalPoint to share its economies of scale with the Fund and its shareholders if the Fund experiences a substantial growth in assets. However, the Trustees recognized that the Fund had not yet reached asset levels where SignalPoint could realize significant economies of scale, and such growth was not likely to occur within the next year, and further discussion regarding economies of scale would occur in one year when the agreement is again considered for renewal.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that (i) continuation of the Management Agreement between the Trust and SignalPoint and (ii) the approval of a new Management Agreement with substantially identical terms as the existing Management Agreement is in the best interests of the SignalPoint Fund and its shareholders.

18

SignalPoint Global Alpha Fund

EXPENSE EXAMPLES (UNAUDITED)

September 30, 2014

As a shareholder of the SignalPoint Global Alpha Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the SignalPoint Global Alpha Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 through September 30, 2014.

Actual Expenses

The “Actual” Expenses line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the SignalPoint Global Alpha Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	4/1/14	9/30/14	4/1/14 – 9/30/14	4/1/14 – 9/30/14
Class A	$1,000.00	$1,002.50	$7.48	1.49%
Class C	1,000.00	999.20	11.23	2.24
Class I	1,000.00	1,003.30	6.23	1.24

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	4/1/14	9/30/14	4/1/14 – 9/30/14	4/1/14 – 9/30/14
Class A	$1,000.00	$1,017.60	$7.53	1.49%
Class C	1,000.00	1,013.84	11.31	2.24
Class I	1,000.00	1,018.85	6.28	1.24

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**	Annualized.

19

SignalPoint Global Alpha Fund
Trustees and Officers (Unaudited)
September 30, 2014

Disinterested Trustees

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Tobias Caldwell c/o Mutual Fund Series Trust 17605 Wright Street, Omaha NE 68130 Year of Birth: 1967	Trustee	Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999. Managing Member of PTL Real Estate LLC, a real estate/investment firm, since 2000. Managing Member of Bear Property, LLC, a real estate firm, since 2006. President of Genovese Imports, an importer/distributor of wine, from 2005 to 2011.	36	Variable Insurance Trust since 2010

Tiberiu Weisz c/o Mutual Fund Series Trust 17605 Wright Street, Omaha NE 68130 Year of Birth: 1949	Trustee	Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	36	Variable Insurance Trust since 2010

Dr. Bert Pariser c/o MITCU Corporation 860 East Broadway, Suite 2D, Long Beach, NY 11561 Year of Birth: 1940	Trustee	Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	36	Variable Insurance Trust since 2010

20

SignalPoint Global Alpha Fund
Trustees and Officers (Unaudited)(Continued)
September 30, 2014

Interested Trustee*** and Officers

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years

Jerry Szilagyi 22 High Street Huntington, NY 11743 Year of Birth: 1962	Trustee, President	Trustee since 7/2006; President since 2/2012	Managing Member and Chief Compliance Officer, Catalyst Capital Advisors LLC, 1/2006- present; Member and Chief Compliance Officer, AlphaCentric Advisors LLC, 2/2014 to Present; President, MFund Distributors LLC, 10/2012- present; President, MFund Services LLC, 1/2012 - Present; President, Abbington Capital Group LLC, 1998- present; President, Cross Sound Capital LLC, 6/2011 to 10/2013; President, USA Mutuals, Inc., 3/2011 to present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010.	36	Variable Insurance Trust since 2010

Erik Naviloff 80 Arkay Drive Hauppauge, New York 11788 Year of Birth: 1968	Treasurer	Since 4/2012	Vice President – Fund Administration, Gemini Fund Services, LLC, since 2011; Assistant Vice President, Gemini Fund Services, 2007 - 2012; Senior Accounting Manager, Fixed Income, Dreyfus Corporation 2002 to 2007.	N/A	N/A

21

SignalPoint Global Alpha Fund
Trustees and Officers (Unaudited)(Continued)
September 30, 2014

Aaron Smith 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1974	Assistant Treasurer	Since 11/2013	Manager - Fund Administration, Gemini Fund Services, LLC, since 2012; Authorized Officer, UBS Global Asset Management, a business division of UBS AG, 2010-2012; Mutual Fund Accounting Supervisor, Morgan Stanley, 1998-2007.	N/A	N/A

Brian Curley 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1970	Assistant Treasurer	Since 11/2013	Assistant Vice President, Gemini Fund Services, LLC (since 2012); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008 – 2012); Senior Associate of Fund Administration, Morgan Stanley (1999 – 2008).	N/A	N/A

Carol Spawn Desmond CCO Compliance Services, LLC 1140 Avenue of the Americas, 9th Floor New York, NY 10036 Year of Birth: 1957	Chief Compliance Officer	Since 9/2014	Managing Director, CCO Compliance Services, LLC, since 7/2014; Managing Director, SEC Compliance Consultants, Inc., since 7/2014 ; Counsel, Satterlee, Stephens, Burke & Burke LLP, 2006 -7/2014	N/A	N/A

Jennifer A. Bailey 22 High Street Huntington, NY 11743 Year of Birth: 1968	Secretary	Since 4/2014	Director of Legal Services, MFund Services LLC, 2/2012 to present; Attorney, Weiss & Associates, 12/2008 to 6/2010; Attorney, Law Offices of Thomas J. Bailey, 7/2007 to 12/2008; Consultant/Senior Counsel, BISYS Fund Services, 9/2002 to 7/2007.	N/A	N/A

Steve Troche 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1984	Assistant Secretary	Since 2/2013	Junior Paralegal, Gemini Fund Services, LLC, since 2012; Legal Assistant, Gemini Fund Services, LLC, 2011 to 2012; MetLife, Financial Services Representative, 2008 to 2010.	N/A	N/A

*	The term of office of each Trustee is indefinite.

**	The ‘Fund Complex’ includes the Trust and Variable Insurance Trust, a registered open-end investment company.

***	The Trustee who is an “interested persons” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of the Fund advisor.

22

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228
23

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust does not jointly market.
24

Mutual Fund Series Trust
17605 Wright Street
Omaha, NE 68130

ADVISOR
SignalPoint Capital Management, LLC.
400 South Avenue, Suite 300
Springfield, MO 65806

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street
Omaha, NE 68130

DISTRIBUTOR
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, Ohio 43215

CUSTODIAN BANK
The Huntington National Bank
7 Easton Oval
Columbus, Ohio 43219

ITEM 2. CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2014	2013
SignalPoint Global Alpha Fund	10,500	10,500

(b)

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2014	2013
SignalPoint Global Alpha Fund	2,000	2,000

(d)

All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended September 30, 2014.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended September 30, 2014 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: December 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: December 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: December 5, 2014